Cover	Jun. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	814-01301
Entity Registrant Name	Monroe Capital Income Plus Corporation
Entity Central Index Key	0001742313
Entity Tax Identification Number	83-0711022
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	311 South Wacker Drive
Entity Address, Address Line Two	Suite 6400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	258-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false